Retirement Benefit Plans	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Retirement Benefit Plans
2 8 .	RETIREMENT BENEFIT PLANS
The employees of the Group’s subsidiaries in the PRC are members of state-managed retirement benefit schemes operated by the respective local government in the PRC. The Group is required to contribute a specified percentage of the payroll costs to the retirement benefit schemes to fund the benefits. The only obligation of the Group with respect to these schemes is to make the specified contributions.
The amount of contributions to retirement benefit scheme was RMB30,298,000 and RMB30,023,000 and RMB31,862,000 (US$4,577,000) for the years ended December 31, 2017,

2018 and 2019, respectively.